INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Classes of current inventories [abstract]
Schedule of inventories
Inventories include the following components:

	As of	As of
	December 31, 2018	December 31, 2017
Stockpiled ore	$6,613	$22,998
In-process ore	4,188	4,014
Materials and supplies	23,659	22,677
Finished goods	736	964
Total	$35,196	$50,653